Concentrations (Details) - Schedule of each supplier that accounted total purchase - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 6,461,254	$ 615,829	$ 533,366
Supplier percentage	39.00%	77.00%	66.00%
Supplier A [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 4,320,110	$ 504,889
Supplier percentage	26.00%	63.00%
Supplier B [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount	$ 2,141,144
Supplier percentage	13.00%
Supplier C [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount		$ 110,940
Supplier percentage		14.00%
Supplier D [Member]
Concentrations (Details) - Schedule of each supplier that accounted total purchase [Line Items]
Supplier amount			$ 533,366
Supplier percentage			66.00%